STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)		1 Months Ended		3 Months Ended		9 Months Ended			12 Months Ended
	Aug. 31, 2021	Jun. 30, 2021	Feb. 29, 2020	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Aug. 10, 2023	Dec. 31, 2020
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized				55,000,000		55,000,000			55,000,000
Common stock par value				$ 0.0001		$ 0.0001			$ 0.0001
Preferred stock, shares authorized				4,000,000		4,000,000		4,000,000	4,000,000
Preferred stock par value				$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001
Preferred stock, shares issued				1,702		1,702		0	0
Preferred stock, shares outstanding				1,702		1,702		0	0
Number of shares issued, shares									1,500,000
Number of shares issued								$ 103,985,045
Proceeds from of common stock gross								$ 25,000
Stock based compensation				$ 2,669,071	$ 2,060,703	$ 5,424,158	$ 4,431,950
Jet Ai Inc [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										59,000,000
Common stock par value										$ 0.0001
Preferred stock, shares issued				1,702		1,702
Preferred stock, shares outstanding				1,702		1,702
Number of warrants outstanding				5,760,000		5,760,000
Exercise price				$ 11.50		$ 11.50
Share price per				$ 4.61		$ 4.61			$ 17.47
Number of shares issued					$ 801,963	$ 1,512,260	2,451,079
Proceeds from of common stock gross						$ 1,607,450	2,451,079
Number of options outstanding				3,674,488		3,674,488
Exercise price				$ 6.16		$ 6.16
Number of options granted						3,284,488
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period						3 years
Stock based compensation						$ 4,143,188	$ 4,431,350
Unrecognized stock-based compensation				$ 6,196,000		$ 6,196,000
Jet Ai Inc [Member] | Two Thousand Twenty Three Omnibus Incentive Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved				4,329		4,329
Jet Ai Inc [Member] | Two Thousand Eighteen Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares available to be issued											773,632
Reserved for common stock future issuance								2,320,897
Jet Ai Inc [Member] | Two Thousand And Twenty One Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share based compensation	154,726
Jet Ai Inc [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, shares			1,031,510
Share price per		$ 24	$ 9.69
Sale of stock, number of shares issued in transaction							1,915
Gross proceeds							$ 18,598
Sale of Common Stock for cash, shares		902,777					100,074
Proceeds from of common stock gross						$ 1,598,630	$ 2,432,481
Shares issued escrow funds				65,960		65,960
Escrow deposit				$ 6,724		$ 6,724
Jet Ai Inc [Member] | Nonvoting Common Stock [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued		$ 21,880,000	$ 10,000,000
Jet Ai Inc [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock based compensation						$ 1,280,970
Jet Ai Inc [Member] | Restricted Stock Units (RSUs) [Member] | Nonvoting Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares granted	148,950
Jet Ai Inc [Member] | Share-Based Payment Arrangement, Option [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options granted						458,080	274,732
Options term						10 years	10 years
Options exercisable					$ 10.42		$ 10.42
Number of options vested						35,000	42,643
Vesting rights							remaining options vest in monthly tranches over a three-year period
Grant date fair value						$ 2,334,000	$ 4,774,000
Jet Ai Inc [Member] | Share-Based Payment Arrangement, Option [Member] | Share-Based Payment Arrangement, Tranche One [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of options vested						6,189
Jet Ai Inc [Member] | Share-Based Payment Arrangement, Option [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price				$ 10.42		$ 10.42
Jet Ai Inc [Member] | Share-Based Payment Arrangement, Option [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Exercise price				$ 2.50		$ 2.50
Jet Ai Inc [Member] | Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										55,000,000
Common stock par value										$ 0.0001
Preferred stock par value										$ 0.0001
Number of shares issued upon the consummation of business combination						4,523,167
Number of shares reserved				3,284,488		3,284,488
Number of shares issued					$ 3	$ 7	$ 10
Sale of Common Stock for cash, shares					33,610	65,960	101,989
Jet Ai Inc [Member] | Common Stock [Member] | Two Thousand And Twenty One Plan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of share based compensation									464,179
Jet Ai Inc [Member] | Common Stock [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved				148,950		148,950
Jet Ai Inc [Member] | Preferred Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Preferred stock, shares authorized										4,000,000
Jet Ai Inc [Member] | Warrant [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued upon the consummation of business combination						7,196,375
Jet Ai Inc [Member] | Warrant [Member] | Restricted Stock Units (RSUs) [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved				237,030		237,030
Purchase price, per unit				$ 15.00		$ 15.00